Consolidated Statements of Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Operating revenue
Brokerage income	¥ 1,215,434	$ 186,273	¥ 982,124	¥ 503,547
Other income	4,788	734	11,195	5,281
Total operating revenue	1,220,222	187,007	993,319	508,828
Operating costs and expenses
Cost of revenue	(813,507)	(124,675)	(629,531)	(316,397)
Other cost	(2,846)	(437)	(1,837)	(1,905)
Total operating costs	(816,353)	(125,112)	(631,368)	(318,302)
Selling expenses	(230,438)	(35,316)	(164,665)	(94,613)
General and administrative expenses	(150,207)	(23,020)	(161,816)	(46,177)
Research and development expenses	(49,135)	(7,530)	(33,831)	(24,944)
Total operating costs and expenses	(1,246,133)	(190,978)	(991,680)	(484,036)
Operating income/(loss)	(25,911)	(3,971)	1,639	24,792
Other income/(expenses)
Interest expenses	(1,157)	(177)	(190)	(27,111)
Unrealized exchange (loss)/income	(9)	(1)	362	(354)
Investment income	137	21	718
Others, net	10,177	1,559	12,676	4,569
Profit before income tax, and share of income/(loss) of equity method investee	(16,763)	(2,569)	15,205	1,896
Income tax expense	(1,768)	(271)	(57)	(278)
Share of income/(loss) of equity method investee	239	37	(180)	1,310
Net profit/(loss)	(18,292)	(2,803)	14,968	2,928
Net (loss)/profit attributable to non-controlling interests | ¥			66	(224)
Net profit/(loss) attributable to Huize Holding Limited	(18,292)	(2,803)	14,902	3,152
Redeemable preferred shares redemption value accretion	(4,274)	(655)	(32,854)	(29,118)
Allocation to redeemable preferred shares	1,074	165	(7,431)	(1,558)
Net loss attributable to common shareholders	(21,492)	(3,293)	(25,383)	(27,524)
Net profit/(loss)	(18,292)	(2,803)	14,968	2,928
Foreign currency translation adjustment, net of tax	(22,386)	(3,431)	140	327
Comprehensive income/(loss)	(40,678)	(6,234)	15,108	3,255
Comprehensive (loss)/income attributable to non- controlling interests	0	0	87	(192)
Comprehensive (loss)/income attributable to Huize Holding Limited	¥ (40,678)	$ (6,234)	¥ 15,021	¥ 3,447
Weighted average number of common shares used in computing net (loss)/profit per share
Basic and diluted | shares	963,817,614	963,817,614	452,445,068	445,272,000
Net (loss)/profit per share attributable to common shareholders
Basic and diluted | (per share)	¥ (0.02)		¥ (0.06)	¥ (0.06)